Inventories	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Inventories [Text Block]

9. Inventories

	Dec. 31, 2020	Dec. 31, 2019
Current
Stockpile	$13,906	$10,396
Work in progress	6,364	14,420
Finished goods	72,923	62,230
Materials and supplies	49,912	51,774
	143,105	138,820
Non-current
Stockpile	16,704	14,626
Materials and supplies	5,302	4,829
	22,006	19,455
	$165,111	$158,275

The cost of inventories recognized as an expense, including depreciation, and included in cost of sales amounted to $921,895 for the year ended December 31, 2020 (year ended December 31, 2019 -  $978,810).

During the year ended December 31, 2020, Hudbay recognized a net expense of $32 in cost of sales related to adjustments of the carrying value of inventories to net realizable value (year ended December 31, 2019 - $504). Adjustments to the carrying value of inventories to net realizable value were related to changes in commodity prices.